Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Uncertain tax positions	$ 0	$ 0
Accrued interest or penalties related to uncertain tax positions	0	0
Mongolia [Member]
Income Tax Contingency [Line Items]
Unused investment tax credits	$ 727,600,000